Interest in Entities - Summary of Financial Position of the Group Entities that have Non-Controlling Interest (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Assets	$ 10,782.5	$ 10,142.1
Liabilities	7,743.2	7,317.8
Shareholders' equity	3,039.3	2,824.3	$ 2,775.0	$ 2,907.5
Net Revenue	5,268.5	4,540.4	4,197.2
Net income (loss) for the year	164.3	(203.5)	(43.5)
OGMA - Industria Aeronautica de Portugal S.A. [member]
Disclosure of subsidiaries [line items]
Assets	289.5	253.5	259.5
Liabilities	158.0	129.1	105.3
Shareholders' equity	131.5	124.4	154.2
Net Revenue	250.1	216.5	244.7
Net income (loss) for the year	$ 2.3	$ (19.5)	$ (4.2)